Income Tax - Schedule of Income Tax Expenses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Tax payable
Tax payable, As of January 1	RM 3,918,926	$ 930,264	RM 1,632,210	RM 1,632,210
Tax expenses	992,011	235,481	576,620	2,289,416
Tax payment	(1,013,295)	(240,533)		(2,700)
Tax payable, As of December 31	3,897,642	925,212	2,208,830	3,918,926
Deferred tax liabilities
Deferred tax liabilities, As of January 1	907,405	215,397	823,938	823,938
Tax expenses	1,482	352	(18,100)	83,467
Tax payable, As of December 31	908,887	215,749	805,838	907,405
Income tax expenses
Current year	992,011	235,481	576,620	2,289,416
Origination of temporary differences	1,482	352	(18,100)	83,467
Total income tax expenses	RM 993,493	$ 235,833	RM 558,520	RM 2,372,883